UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04581

CORNERCAP GROUP OF FUNDS

(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1 – June 30, 2013

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	June 30, 2013

CORNERCAP BALANCED FUND
	Shares	Fair Value

COMMON STOCKS (60.8%)

Aerospace & Defense (1.3%)
Raytheon Co.	4,065	$268,778

Apparel (1.3%)
Coach, Inc.	4,490	256,334

Banks (9.9%)
The Bank of New York Mellon Corp.	9,080	254,694
BB&T Corp.	8,120	275,105
Capital One Financial Corp.	4,580	287,670
The Goldman Sachs Group, Inc.	1,895	286,619
JPMorgan Chase & Co.	6,420	338,912
The PNC Financial Services Group, Inc.	3,495	254,855
Wells Fargo & Co.	6,585	271,763

		1,969,618

Chemicals (1.2%)
Eastman Chemical Co.	3,530	247,135

Commercial Services (2.7%)
SAIC, Inc.	18,515	257,914
The Western Union Co.	16,905	289,245

		547,159

Computers (3.8%)
EMC Corp.	10,670	252,026
Hewlett-Packard Co.	10,160	251,968
Western Digital Corp.	3,935	244,324

		748,318

Electronic Components (1.1%)
Corning, Inc.	14,980	213,165

Food (1.3%)
The Kroger Co.	7,255	250,588

Healthcare Products (2.7%)
Medtronic, Inc.	5,165	265,843
St. Jude Medical, Inc.	5,950	271,498

		537,341

Healthcare Services (4.1%)
CIGNA Corp.	3,675	266,401
Laboratory Corp. of America Holdings(a)	2,630	263,263
UnitedHealth Group, Inc.	4,235	277,308

		806,972

Home Furnishings (1.3%)
Whirlpool Corp.	2,245	256,738

Insurance (4.4%)
Everest Re Group Ltd.	2,230	286,020
Lincoln National Corp.	7,675	279,907
Reinsurance Group of America, Inc.	4,410	304,775

		870,702

	Shares	Fair Value

Internet (1.3%)
IAC/InterActiveCorp	5,355	$254,684

Machinery-Construction & Mining (1.0%)
Joy Global, Inc.	4,190	203,341

Machinery-Diversified (1.2%)
Deere & Co.	2,935	238,469

Media (2.7%)
Comcast Corp., Class A	6,320	264,682
DIRECTV(a)	4,605	283,760

		548,442

Miscellaneous Manufacturing (1.4%)
Dover Corp.	3,515	272,975

Oil & Gas (5.0%)
ConocoPhillips	4,320	261,360
Helmerich & Payne, Inc.	4,035	251,985
Hess Corp.	3,555	236,372
Marathon Oil Corp.	7,210	249,322

		999,039

Oil & Gas Services (2.6%)
Baker Hughes, Inc.	5,470	252,331
National Oilwell Varco, Inc.	3,780	260,442

		512,773

Retail (4.2%)
Bed Bath & Beyond, Inc.(a)	4,085	289,626
Kohl’s Corp.	5,420	273,764
Nordstrom, Inc.	4,405	264,036

		827,426

Semiconductors (1.3%)
Intel Corp.	10,910	264,240

Software (2.6%)
Microsoft Corp.	7,445	257,076
Oracle Corp.	8,220	252,518

		509,594

Telecommunications (2.4%)
AT&T, Inc.	6,210	219,834
CenturyLink, Inc.	7,270	256,994

		476,828

TOTAL COMMON STOCKS (COST $10,019,466)		12,080,659

EXCHANGE TRADED FUNDS (4.0%)
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	15,515	398,270
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	14,970	392,514

TOTAL EXCHANGE TRADED FUNDS (COST $791,206)		790,784

	Shares	Fair Value

OPEN-END FUNDS (2.0%)
Performance Trust Total Return Bond Fund	17,905	$399,642

TOTAL OPEN-END FUNDS (COST $400,000)		399,642

CLOSED-END FUNDS (3.8%)
Nuveen Mortgage Opportunity Term Fund	29,634	752,704

TOTAL CLOSED-END FUNDS (COST $769,466)		752,704

	Principal Amount	Fair Value

CORPORATE BONDS (21.5%)
Agriculture (1.2%)
Reynolds American, Inc.,
6.750%, 06/15/2017	$200,000	231,688

Banks (0.8%)
Citigroup, Inc.,
5.000%, 09/15/2014	150,000	155,873

Beverages (0.3%)
Beam, Inc.,
6.375%, 06/15/2014	48,000	50,486

Chemicals (0.8%)
The Dow Chemical Co.,
2.500%, 02/15/2016	150,000	154,577

Cosmetics & Personal Care (1.9%)
The Estee Lauder Co., Inc.,
5.550%, 05/15/2017	150,000	169,173
The Procter & Gamble Co.,
4.950%, 08/15/2014	200,000	209,970

		379,143

Diversified Financial Services (2.7%)
Credit Suisse USA, Inc.,
5.375%, 03/02/2016	250,000	276,587
General Electric Capital Corp.,
4.750%, 09/15/2014	240,000	251,449

		528,036

Food (1.0%)
Safeway, Inc.,
3.950%, 08/15/2020	200,000	196,032

Healthcare Services (1.4%)
Humana, Inc.,
6.300%, 08/01/2018	250,000	287,299

Home Furnishings (0.8%)
Whirlpool Corp.,
6.500%, 06/15/2016	150,000	169,013

	Principal Amount	Fair Value

Insurance (3.7%)
Principal Life Income Funding Trusts,
5.100%, 04/15/2014	$150,000	$155,308
The Travelers Cos., Inc.,
5.900%, 06/02/2019	150,000	178,590
W.R. Berkley Corp.,
5.600%, 05/15/2015	150,000	159,704
5.375%, 09/15/2020	230,000	249,816

		743,418

Media (1.3%)
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc,
5.000%, 03/01/2021	255,000	268,476

Metal Fabricate & Hardware (1.3%)
Timken Co.,
6.000%, 09/15/2014	250,000	264,285

Oil & Gas (0.9%)
Statoil ASA,
6.700%, 01/15/2018	150,000	179,537

Retail (3.4%)
AutoZone, Inc.,
5.500%, 11/15/2015	150,000	164,862
Best Buy Co., Inc.,
3.750%, 03/15/2016	200,000	199,500
Dillard’s, Inc.,
6.625%, 01/15/2018	275,000	302,500

		666,862

TOTAL CORPORATE BONDS (COST $4,169,940)		4,274,725

MUNICIPAL BONDS (2.5%)
Kansas (0.9%)
Johnson County KS, Build America General Obligation Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	170,158

North Dakota (0.8%)
Grand Forks ND, Build America Revenue Bonds, 4.500%, 09/01/2019	150,000	165,435

Texas (0.8%)
County of Galveston TX, Build America General Obligation Bonds, 4.200%, 02/01/2017	150,000	162,147

TOTAL MUNICIPAL BONDS (COST $453,922)		497,740

U.S. GOVERNMENT & AGENCY OBLIGATIONS (1.3%)
Federal Home Loan Bank (1.3%)
FHLB,
5.250%, 09/13/2013	250,000	252,538

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $251,569)		252,538

	Principal	Fair Value

CERTIFICATES OF DEPOSIT (1.2%)
Goldman Sachs Bank USA, Medium-Term Certificate of Deposit, 0.800%, 08/06/2015	250,000	$249,264

TOTAL CERTIFICATES OF DEPOSIT (COST $250,000)		249,264

	Shares	Fair Value

SHORT TERM INVESTMENTS (2.6%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	509,426	509,426

TOTAL SHORT TERM INVESTMENTS (COST $509,426)		509,426

TOTAL INVESTMENTS (COST $17,614,995)	99.7%	19,807,482

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.3%	66,489

NET ASSETS	100.0%	$19,873,971

(a) Non-Income Producing Security.

Common Abbreviations:

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

ETF - Exchange Traded Fund.

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	June 30, 2013

CORNERCAP SMALL-CAP VALUE FUND
	Shares	Fair Value

COMMON STOCKS (96.6%)
Aerospace & Defense (2.4%)
AAR Corp.	12,240	$269,035
Curtiss-Wright Corp.	7,855	291,106
Ducommun, Inc.(a)	12,975	275,849
Kaman Corp.	8,535	294,970

		1,130,960

Agriculture (0.6%)
Universal Corp.	4,830	279,415

Apparel (2.1%)
Crocs, Inc.(a)	14,435	238,177
G-III Apparel Group Ltd.(a)	5,255	252,871
Perry Ellis International, Inc.	12,730	258,546
Steven Madden Ltd.(a)	5,150	249,157

		998,751

Auto Parts & Equipment (2.0%)
Cooper Tire & Rubber Co.	11,625	385,601
Standard Motor Products, Inc.	7,830	268,882
Strattec Security Corp.	7,715	288,233

		942,716

Banks (15.6%)
Access National Corp.	12,680	164,586
Bancfirst Corp.	6,345	295,360
Cardinal Financial Corp.	19,770	289,433
Community Trust Bancorp, Inc.	6,760	240,791
Enterprise Financial Services Corp.	17,685	282,252
Financial Institutions, Inc.	15,535	285,999
First Community Bancshares, Inc.	18,910	296,509
First Interstate Bancsystem, Inc.	11,520	238,810
The First of Long Island Corp.	7,840	260,210
FirstMerit Corp.	11,990	240,160
German American Bancorp, Inc.	13,350	300,642
Heartland Financial USA, Inc.	8,495	233,527
Horizon Bancorp	8,775	179,098
Lakeland Bancorp, Inc.	24,955	260,281
Lakeland Financial Corp.	8,685	241,009
MainSource Financial Group, Inc.	14,270	191,646
Merchants Bancshares, Inc.	6,655	196,788
Monarch Financial Holdings, Inc.	23,195	251,202
NBT Bancorp, Inc.	11,710	247,901
Peoples Bancorp, Inc.	8,070	170,116
S.Y. Bancorp, Inc.	10,325	253,272
Taylor Capital Group, Inc.(a)	13,245	223,708
Tompkins Financial Corp.	5,445	246,059
Trico Bancshares	11,105	236,870
Union First Market Bankshares Corp.	12,525	257,890
Walker & Dunlop, Inc.(a)	12,215	213,762
Washington Trust Bancorp, Inc.	20,220	576,674
WesBanco, Inc.	10,540	278,572
Wilshire Bancorp, Inc.	41,900	277,378

		7,430,505

Chemicals (1.7%)
A Schulman, Inc.	8,840	237,089
Aceto Corp.	23,340	325,126

	Shares	Fair Value

Chemicals (1.7%) (continued)
Olin Corp.	9,960	$238,243

		800,458

Commercial Services (8.4%)
ABM Industries, Inc.	12,085	296,203
American Public Education, Inc.(a)	7,915	294,121
The Brink’s Co.	8,665	221,044
Consolidated Graphics, Inc.(a)	5,340	251,033
CRA International, Inc.(a)	13,915	257,010
DeVry, Inc.	8,545	265,066
FTI Consulting, Inc.(a)	7,420	244,044
Global Cash Access Holdings, Inc.(a)	44,245	276,974
ICF International, Inc.(a)	7,780	245,148
Korn/Ferry International(a)	16,715	313,239
Matthews International Corp., Class A	7,615	287,086
Medifast, Inc.(a)	9,850	253,736
Navigant Consulting, Inc.(a)	21,545	258,540
RPX Corp.(a)	17,105	287,364
Viad Corp.	10,715	262,732

		4,013,340

Computers (2.2%)
iGATE Corp.(a)	19,030	312,473
Insight Enterprises, Inc.(a)	13,285	235,676
Sykes Enterprises, Inc.(a)	16,265	256,336
Synaptics, Inc.(a)	6,700	258,352

		1,062,837

Diversified Financial Services (3.0%)
DFC Global Corp.(a)	16,385	226,277
Evercore Partners, Inc., Class A	6,025	236,662
Oppenheimer Holdings, Inc., Class A	10,855	206,679
Piper Jaffray Cos.(a)	7,040	222,535
Regional Management Corp.(a)	11,075	276,875
Walter Investment Management Corp.(a)	7,235	244,615

		1,413,643

Electric (0.6%)
El Paso Electric Co.	8,045	284,069

Electrical Components & Equipment (1.1%)
Coleman Cable, Inc.	15,340	277,040
EnerSys	4,640	227,546

		504,586

Electronics (1.2%)
CTS Corp.	21,690	295,851
Plexus Corp.(a)	8,985	268,562

		564,413

Energy-Alternate Sources (0.6%)
FutureFuel Corp.	19,480	276,032

Engineering & Construction (1.5%)
Argan, Inc.	13,305	207,558
MYR Group, Inc.(a)	12,590	244,876
Tutor Perini Corp.(a)	14,490	262,124

		714,558

Food (1.7%)
Cal-Maine Foods, Inc.	5,330	247,898
Ingles Markets, Inc., Class A	10,735	271,059

	Shares	Fair Value

Food (1.7%) (continued)
Nash Finch Co.	12,885	$283,599

		802,556

Forest Products & Paper (1.6%)
Boise, Inc.	26,590	227,079
Neenah Paper, Inc.	8,285	263,214
Schweitzer-Mauduit International, Inc.	5,795	289,055

		779,348

Gas (0.5%)
Chesapeake Utilities Corp.	4,980	256,420

Hand & Machine Tools (0.5%)
Hardinge, Inc.	16,460	243,279

Healthcare Products (1.1%)
CONMED Corp.	9,610	300,216
Integra LifeSciences Holdings Corp.(a)	6,755	247,436

		547,652

Healthcare Services (2.8%)
Almost Family, Inc.	9,360	177,840
Amsurg Corp.(a)	6,095	213,935
The Ensign Group, Inc.	6,550	230,691
LHC Group, Inc.(a)	8,345	163,395
Magellan Health Services, Inc.(a)	4,515	253,201
Select Medical Holdings Corp.	36,790	301,678

		1,340,740

Heavy Electrical Equipment (0.4%)
AZZ, Inc.	5,500	212,080

Home Furnishings (1.3%)
La-Z-Boy, Inc.	15,510	314,388
VOXX International Corp.(a)	26,460	324,664

		639,052

Household Products (1.1%)
Ennis, Inc.	16,170	279,579
Helen of Troy Ltd.(a)	6,640	254,777

		534,356

Housewares (0.6%)
Lifetime Brands, Inc.	19,665	267,051

Insurance (5.0%)
Crawford & Co., Class B	42,055	236,349
EMC Insurance Group, Inc.	9,775	256,692
Horace Mann Educators Corp.	10,540	256,965
Montpelier Re Holdings Ltd.	10,830	270,858
Platinum Underwriters Holdings Ltd.	5,050	288,961
Primerica, Inc.	6,930	259,459
Protective Life Corp.	6,045	232,189
Stewart Information Services Corp.	11,320	296,471
Symetra Financial Corp.	16,960	271,190

		2,369,134

Internet (1.6%)
Dice Holdings, Inc.(a)	27,660	254,749
ePlus, Inc.	4,240	253,934

	Shares	Fair Value

Internet (1.6%) (continued)
Perficient, Inc.(a)	18,010	$240,253

		748,936

Investment Companies (0.5%)
KKR Financial Holdings LLC	22,740	239,907

Leisure Time (1.2%)
Arctic Cat, Inc.	6,290	282,924
Johnson Outdoors, Inc., Class A(a)	11,835	294,692

		577,616

Lodging (0.7%)
Monarch Casino & Resort, Inc.(a)	18,840	317,642

Machinery-Diversified (0.6%)
Columbus McKinnon Corp.(a)	14,180	302,318

Media (1.1%)
Courier Corp.	15,720	224,482
Journal Communications, Inc., Class A(a)	40,355	302,259

		526,741

Metal Fabricate & Hardware (0.9%)
NN, Inc.	20,410	232,878
Worthington Industries, Inc.	6,735	213,567

		446,445

Mining (0.5%)
Kaiser Aluminum Corp.	4,195	259,838

Miscellaneous Manufacturing (3.9%)
American Railcar Industries, Inc.	8,855	296,731
Federal Signal Corp.(a)	30,670	268,363
John Bean Technologies Corp.	10,530	221,235
Koppers Holdings, Inc.	7,355	280,814
Lydall, Inc.(a)	16,455	240,243
Myers Industries, Inc.	16,890	253,519
Park-Ohio Holdings Corp.(a)	8,680	286,266

		1,847,171

Office Furnishings (0.5%)
Steelcase, Inc., Class A	17,375	253,327

Oil & Gas (2.9%)
Delek US Holdings, Inc.	9,660	278,015
EPL Oil & Gas, Inc.(a)	10,560	310,042
Stone Energy Corp.(a)	11,240	247,617
Unit Corp.(a)	5,580	237,596
W&T Offshore, Inc.	20,925	299,018

		1,372,288

Oil & Gas Services (1.1%)
C&J Energy Services, Inc.(a)	12,040	233,215
ION Geophysical Corp.(a)	46,745	281,405

		514,620

Packaging & Containers (0.6%)
UFP Technologies, Inc.(a)	13,640	267,071

Pharmaceuticals (2.5%)
Hi-Tech Pharmacal Co. Inc	8,915	295,978

	Shares	Fair Value

Pharmaceuticals (2.5%) (continued)
Nature’s Sunshine Products, Inc.	15,105	$246,967
Nutraceutical International Corp.	10,935	223,511
Omega Protein Corp.(a)	25,325	227,419
PharMerica Corp.(a)	15,615	216,424

		1,210,299

Retail (8.2%)
America’s Car-Mart, Inc.(a)	6,575	284,303
Big 5 Sporting Goods Corp.	13,685	300,386
Big Lots, Inc.(a)	8,530	268,951
Brown Shoe Co. Inc	15,890	342,112
Cash America International, Inc.	4,470	203,206
The Cato Corp., Class A	11,085	276,681
CEC Entertainment, Inc.	6,890	282,766
Destination Maternity Corp.	11,100	273,060
Einstein Noah Restaurant Group, Inc.	15,365	218,183
Express, Inc.(a)	12,020	252,059
Ezcorp, Inc., Class A(a)	14,350	242,228
The Finish Line, Inc., Class A	10,490	229,311
Genesco, Inc.(a)	3,735	250,208
PC Connection, Inc.	15,480	239,166
Sonic Automotive, Inc., Class A	13,020	275,243

		3,937,863

Savings & Loans (3.5%)
Berkshire Hills Bancorp, Inc.	7,990	221,803
BofI Holding, Inc.(a)	6,255	286,604
Dime Community Bancshares, Inc.	15,570	238,532
First Defiance Financial Corp.	12,015	270,938
Heritage Financial Group, Inc.	18,405	271,474
Provident Financial Holdings, Inc.	9,725	154,433
WSFS Financial Corp.	4,510	236,279

		1,680,063

Semiconductors (0.5%)
ATMI, Inc.(a)	9,520	225,148

Software (1.8%)
CSG Systems International, Inc.(a)	13,050	283,185
EPIQ Systems, Inc.	21,335	287,382
Mantech International Corp., Class A	10,375	270,995

		841,562

Telecommunications (2.2%)
Black Box Corp.	9,345	236,615
General Communication, Inc., Class A(a)	37,210	291,354
Shenandoah Telecommunications Co.	16,620	277,222
Tessco Technologies, Inc.	8,870	234,168

		1,039,359

Textiles (0.6%)
Culp, Inc.	16,215	281,979

Transportation (0.5%)
Swift Transportation Co.(a)	15,625	258,437

Trucking & Leasing (0.5%)
Amerco, Inc.	1,390	225,041

	Shares		Fair Value

Water (0.6%)
American States Water Co.	5,205		$279,352

TOTAL COMMON STOCKS (COST $42,236,335)			46,060,974

SHORT TERM INVESTMENTS (3.4%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	1,641,944		1,641,944

TOTAL SHORT TERM INVESTMENTS (COST $1,641,944)			1,641,944

TOTAL INVESTMENTS (COST $43,878,279)	100.0%		47,702,918

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0	%)(b)	(12,049)

NET ASSETS	100.0%		$47,690,869

(a) Non-Income Producing Security.

(b) Greater than (0.05%).

Common Abbreviations:

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	June 30, 2013

CORNERCAP LARGE/MID-CAP VALUE FUND
	Shares	Fair Value

COMMON STOCKS (97.2%)
Aerospace & Defense (2.0%)
Raytheon Co.	2,610	$172,573

Apparel (2.2%)
Coach, Inc.	3,380	192,964

Banks (15.4%)
The Bank of New York Mellon Corp.	6,485	181,904
BB&T Corp.	5,790	196,165
Capital One Financial Corp.	3,105	195,025
The Goldman Sachs Group, Inc.	1,105	167,131
JPMorgan Chase & Co.	4,150	219,078
The PNC Financial Services Group, Inc.	2,680	195,426
Wells Fargo & Co.	4,695	193,763

		1,348,492

Chemicals (2.1%)
Eastman Chemical Co.	2,600	182,026

Commercial Services (3.7%)
SAIC, Inc.	9,170	127,738
The Western Union Co.	11,540	197,449

		325,187

Computers (6.3%)
EMC Corp.	7,785	183,882
Hewlett-Packard Co.	7,375	182,900
Western Digital Corp.	2,943	182,731

		549,513

Food (2.1%)
The Kroger Co.	5,400	186,516

Healthcare Products (4.6%)
Medtronic, Inc.	3,850	198,160
St Jude Medical, Inc.	4,405	201,000

		399,160

Healthcare Services (6.7%)
CIGNA Corp.	2,915	211,308
Laboratory Corp. of America Holdings(a)	1,925	192,693
UnitedHealth Group, Inc.	2,810	183,999

		588,000

Home Furnishings (2.1%)
Whirlpool Corp.	1,560	178,402

Insurance (6.8%)
Everest Re Group Ltd.	1,410	180,847
Lincoln National Corp.	6,045	220,461
Reinsurance Group of America, Inc.	2,830	195,581

		596,889

Internet (2.0%)
IAC/InterActiveCorp	3,745	178,112

Machinery-Construction & Mining (1.9%)
Joy Global, Inc.	3,490	169,370

Machinery-Diversified (2.1%)
Deere & Co.	2,215	179,969

	Shares		Fair Value

Media (4.2%)
Comcast Corp., Class A	4,605		$192,858
DIRECTV(a)	2,870		176,849

			369,707

Miscellaneous Manufacturing (2.2%)
Dover Corp.	2,505		194,538

Oil & Gas (8.0%)
ConocoPhillips	2,575		155,788
Helmerich & Payne, Inc.	2,745		171,425
Hess Corp.	2,845		189,164
Marathon Oil Corp.	5,305		183,447

			699,824

Oil & Gas Services (4.1%)
Baker Hughes, Inc.	3,725		171,834
National Oilwell Varco, Inc.	2,730		188,097

			359,931

Retail (6.6%)
Bed Bath & Beyond, Inc.(a)	2,805		198,875
Kohl’s Corp.	3,720		187,897
Nordstrom, Inc.	3,185		190,909

			577,681

Semiconductors (2.1%)
Intel Corp.	7,360		178,259

Software (4.2%)
Microsoft Corp.	5,340		184,390
Oracle Corp.	5,975		183,552

			367,942

Telecommunications (5.8%)
AT&T, Inc.	5,235		185,319
CenturyLink, Inc.	5,320		188,062
Corning, Inc.	9,350		133,050

			506,431

TOTAL COMMON STOCKS (COST $7,197,331)			8,501,486

SHORT TERM INVESTMENTS (2.8%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	243,367		243,367

TOTAL SHORT TERM INVESTMENTS (COST $243,367)			243,367

TOTAL INVESTMENTS (COST $7,440,698)	100.0%		8,744,853

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0	%)(b)	(1,880)

NET ASSETS	100.0%		$8,742,973

(a) Non-Income Producing Security.

(b) Greater than (0.05%).

Common Abbreviations:

Ltd. - Limited.

Notes to Financial Statements
June 30, 2013 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company.

The investment objective of the CornerCap Balanced Fund and CornerCap Small-Cap Value Fund is to obtain capital appreciation and current income, whereas the CornerCap Large/Mid-Cap Value Fund’s investment objective is to obtain capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, ETFs and U.S. Government and Agency obligations are classified as Level 2 of the hierarchy, due to the use of additional observable inputs. Unlisted securities that are not included on such exchanges or Systems are valued at the mean of the quoted bid and asked prices on the over-the-counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by CornerCap Investment Counsel (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made.

As of and during the three months ended June 30, 2013, management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties. The Funds file income tax returns in the U.S. federal jurisdiction, for the State of Georgia, and the State of Massachusetts. For federal and state tax years 2009 and beyond, the Funds’ returns are still open to examination by the appropriate taxing authority.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2013:

CornerCap Balanced Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$12,080,659	$–	$–	$12,080,659
Exchange Traded Funds	790,784	–	–	790,784
Open-End Funds	399,642	–	–	399,642
Closed-End Funds	752,704	–	–	752,704
Corporate Bonds	–	4,274,725	–	4,274,725
Municipal Bonds	–	497,740	–	497,740
U.S. Government & Agency Obligations	–	252,538	–	252,538
Certificates of Deposit	–	249,264	–	249,264
Short Term Investments	509,426	–	–	509,426
Total	$14,533,215	$5,274,267	$–	$19,807,482

CornerCap Small-Cap Value Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$46,060,974	$–	$–	$46,060,974
Short Term Investment	1,641,944	–	–	1,641,944
Total	$47,702,918	$–	$–	$47,702,918

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$8,501,486	$–	$–	$8,501,486
Short Term Investment	243,367	–	–	243,367
Total	$8,744,853	$–	$–	$8,744,853

*See Schedule of Investments for industry classification.

There were no transfers into or out of Levels 1 and 2 during the three months ended June 30, 2013.

For the three months ended June 30, 2013, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities at June 30, 2013, were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross appreciation (excess of value over tax cost)	$2,477,746	$4,658,922	$1,451,172
Gross depreciation (excess of tax cost over value)	(285,259)	(834,283)	(147,017)
Net unrealized appreciation	2,192,487	3,824,639	1,304,155
Cost of investments for income tax purposes	$17,614,995	$43,869,157	$7,440,698

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer)

Date:	August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	August 21, 2013